Commitments - Operating Leases (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
Operating leases, future minimum payments due	$ 654
Operating leases, residual value guarantees	73
Total rent expense, net of sublease income and amounts capitalized	74	$ 55	$ 73
Contingent rent expense related to transportation and processing fees	4	$ 3	$ 6
Operating leases, residual value guarantees accrued	$ 5
Maximum [Member]
Operating Leased Assets [Line Items]
Operating leases, expiration date	Dec. 31, 2033
Drilling Rigs [Member]
Operating Leased Assets [Line Items]
Operating leases, future minimum payments due	$ 262
Other Operating Lease Agreements [Member]
Operating Leased Assets [Line Items]
Operating leases, future minimum payments due	392
Offshore Drilling Rig Commitments [Member]
Operating Leased Assets [Line Items]
Operating leases, future minimum payments due	$ 209
Number of offshore drilling vessels related to operating leases	3
Onshore Drilling Rig Commitments [Member]
Operating Leased Assets [Line Items]
Operating leases, future minimum payments due	$ 41
International Drilling Rig Commitments [Member]
Operating Leased Assets [Line Items]
Operating leases, future minimum payments due	$ 12
Number of offshore drilling vessels related to operating leases	2